Investments, Debt and Derivatives - Schedule of Outstanding Debt and Derivatives Liabilities (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
At discounted redemption amount
Total at discounted redemption amount	$ 9	$ 11
At amortized cost
Total at amortized cost	885	887
Total debt and derivatives	894	898
Non-current	225	815
Current	669	83
Put Option Liability [Member]
At discounted redemption amount
Total at discounted redemption amount	9	11
Bond [Member]
At amortized cost
Total at amortized cost	585	597
Interest Accrued on Bonds [Member]
At amortized cost
Total at amortized cost	6	5
Loans Received from Subsidiaries of the Parent [Member]
At amortized cost
Total at amortized cost		4
Lease Liability [Member]
At amortized cost
Total at amortized cost	$ 294	$ 281